Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Sales of goods and services	$ 682,928	$ 686,644	$ 435,558
Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	241,547	257,648	168,665
Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	28,011	16,414	20,343
Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	28,895	19,506	14,180
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	33,995	49,699	25,420
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	116,741	144,333	91,496
Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	92,677	64,344	35,868
Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	23,215	24,475	19,590
Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	40,359	39,341	18,342
Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	26,032	20,066	12,760
Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	6,544	6,087	4,961
Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	44,912	44,731	23,933
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	2,472	2,087	3,181
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	2,472	2,087	3,181
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	546,173	537,791	336,569
Downstream [member] | Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	241,547	257,648	168,665
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	14,600	709	260
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	87,757	116,742	71,746
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	92,677	64,344	35,868
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	23,215	24,475	19,590
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	40,359	39,341	18,342
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	26,032	20,066	12,760
Downstream [member] | Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	6,544	6,087	4,961
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	13,442	8,379	4,377
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	119,176	125,853	86,883
Gas and power [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	13,411	15,705	20,083
Gas and power [member] | Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	28,895	19,506	14,180
Gas and power [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	33,995	49,699	25,420
Gas and power [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	28,984	27,591	19,750
Gas and power [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	13,891	13,352	7,450
Corporation and others [member]
Disclosure of revenue [line items]
Sales of goods and services	15,107	20,913	8,925
Corporation and others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 15,107	$ 20,913	$ 8,925